Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 3,314	$ 1,524	$ 5,593	$ 3,255	$ 5,450	$ 9,561
General and administrative	2,241	3,091	4,907	5,954	11,356	13,527
Merger-related costs	254		1,298
Restructuring and other costs	1,640		1,640
Loss from operations	(7,449)	(4,615)	(13,438)	(9,209)	(16,806)	(23,088)
Other income (expense):
Interest income	2	29	4	59	82	46
Interest expense	(51)		(51)
Excess in fair value of warrant liability over cash proceeds						(1,963)
Change in fair value of warrant liability	(151)	560	498	6,147	6,599	6,946
Foreign currency exchange gain (loss), net	91	39	(135)	28	136	453
Other expense, net		(13)	(2)	(24)	(19)	(142)
Total other income (expense), net	(109)	615	314	6,210
Net loss	$ (7,558)	$ (4,000)	$ (13,124)	$ (2,999)	$ (10,008)	$ (17,748)
Net loss per share - basic	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Net loss per share - diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted-average number of ordinary shares used in computing net loss per share- basic	18,836,478,977	16,144,813,478	10,115,005,727	8,787,337,361	9,788,980,193	6,243,462,410
Weighted-average number of ordinary shares used in computing net loss per share - diluted	18,836,478,977	16,144,813,478	10,115,005,727	8,787,337,361	9,788,980,193	6,243,462,410
Comprehensive loss:
Net loss	$ (7,558)	$ (4,000)	$ (13,124)	$ (2,999)	$ (10,008)	$ (17,748)
Other comprehensive income, net of tax:
Foreign currency translation adjustment	12	(57)	291	(55)	(269)	(230)
Total other comprehensive income, net of tax	12	(57)	291	(55)	(269)	(230)
Total comprehensive loss	$ (7,546)	$ (4,057)	$ (12,833)	$ (3,054)	$ (10,277)	$ (17,978)